COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating lease agreements

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2016 were as follows:

Year Ending December 31,
2017	1,956,958
2018	1,939,120
2019	1,906,911
2020	1,840,032
2021	1,722,612
Thereafter	9,688,652

Total	19,054,285